Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expenses
Clinical trial related costs	$ 105,869	$ 87,777	$ 73,693
Personnel compensation and related costs	63,542	46,246	35,340
Other research and development expenses	5,365	4,167	5,128
Research and development expenses	$ 174,776	$ 138,190	$ 114,161